Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line items]
Share capital	¥ 16,379	¥ 14,467
A shares [member]
Disclosure of classes of share capital [Line items]
Share capital	11,202	9,808
A shares [member] | Tradable shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	1,394	0
A shares [member] | Tradable shares without trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	9,808	9,808
H shares [member]
Disclosure of classes of share capital [Line items]
Share capital	5,177	4,659
H shares [member] | Tradable shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	518	0
H shares [member] | Tradable shares without trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	¥ 4,659	¥ 4,659